Other-Financial Assets : Loans and receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	₩ 905,641	₩ 834,207
Face value [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	955,378	881,486
Allowance for doubtful accounts [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	(8,948)	(4,532)
Present value discount [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	(40,789)	(42,747)
Short-term loans and receivables [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	32,787	28,027
Loans for housing	14,126	12,556
Fisheries loan	352	352
Other loans	196,068	156,197
Loans and receivables	243,333	197,132
Short-term loans and receivables [Member] | Face value [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	33,763	29,028
Loans for housing	14,126	12,556
Fisheries loan	352	352
Other loans	196,068	156,197
Loans and receivables	244,309	198,133
Short-term loans and receivables [Member] | Present value discount [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	(976)	(1,001)
Loans and receivables	(976)	(1,001)
Long-term loans and receivables [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	369,087	362,607
Loans for housing	140,452	125,850
Loans for related parties	85,633	86,717
Fisheries loan	863	1,159
Other loans	66,273	60,742
Loans and receivables	662,308	637,075
Long-term loans and receivables [Member] | Face value [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	408,803	404,200
Loans for housing	140,452	125,850
Loans for related parties	94,581	91,249
Fisheries loan	960	1,312
Other loans	66,273	60,742
Loans and receivables	711,069	683,353
Long-term loans and receivables [Member] | Allowance for doubtful accounts [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for related parties	(8,948)	(4,532)
Loans and receivables	(8,948)	(4,532)
Long-term loans and receivables [Member] | Present value discount [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	(39,716)	(41,593)
Fisheries loan	(97)	(153)
Loans and receivables	₩ (39,813)	₩ (41,746)